Segment Reporting (Schedule of Segment Operating Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Operating income	¥ 944,738	¥ 783,024	¥ 639,071
Other income (expenses)	4,825	(5,003)	4,812
Income before income taxes and equity in net income (losses) of affiliates	949,563	778,021	643,883
Telecommunications Business
Segment Reporting Information [Line Items]
Operating income	832,798	708,854	636,076
Smart Life Business
Segment Reporting Information [Line Items]
Operating income	57,919	46,450	(2,394)
Other businesses
Segment Reporting Information [Line Items]
Operating income	¥ 54,021	¥ 27,720	¥ 5,389